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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
Read instructions at end of Form before preparing Form

1. Name and address of issuer:	AUL American Individual Variable Annuity Trust
One American Square
Indianapolis, IN 46282

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

☒
3. Investment Company Act File Number: Securities Act File Number:	811-09193 333-141415, 333-70065, 333-99191 & 333-70049
4(a) Last day of fiscal year for which this Form is filed:	December 31, 2007
4(b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)	☐
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c) Check box if this is the last time the issuer will be filing this Form.	☐
5. Calculation of registration fee:
(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$417,751,185.72
(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$275,038,793.40

(iii)  Aggregate price of securities redeemed or

repurchased during any prior fiscal year ending

no earlier than October 11, 1995 that were not

previously used to reduce registration fees

payable to the Commission:

$0.00
(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]	$-275,038,793.40
(v) Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$142,712,392.32
(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0.00
(vii) Multiplier for determining registration fee (See Instruction C.9):	0.0000393
*(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):	$5,608.60*
*NOTE: FEE PAID WITH FILE NUMBER: 333-70065 ACCESSION NUMBER: 0001073701-08-000014
6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here:

N.A.

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6. Prepaid Shares (continued)

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

N.A.
7. Interest Due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):	$0.00
*NOTE: FEE PAID WITH FILE NUMB-ER: 333-70065 ACCESSION NUMBER: 0001073701-08-000014
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	$5,608.60*
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 26, 2008
Method of Delivery:	☒ Wire Transfer ☐ Mail or other means

SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	/s/ Constance E. Lund

Name:	Constance E. Lund
Title:	Sr. V. P. Corporate Finance, American United Life Insurance Company
Date:	March 27, 2008

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